Condensed Consolidating Financial Information	3 Months Ended
Mar. 31, 2013
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Condensed Consolidating Financial Information

12. Condensed Consolidating Financial Information

The following tables present the condensed consolidating financial information for (a) Medical Properties Trust, Inc. (“Parent” and a guarantor to our 2011 and 2012 Senior Unsecured Notes), (b) MPT Operating Partnership, L.P. and MPT Finance Corporation (“Subsidiary Issuers”), (c) on a combined basis, the guarantors of our 2011 and 2012 Senior Unsecured Notes (“Subsidiary Guarantors”), and (d) on a combined basis, the non-guarantor subsidiaries (“Non-Guarantor Subsidiaries”). Separate financial statements of the Subsidiary Guarantors are not presented because the guarantee by each 100% owned Subsidiary Guarantor is joint and several, and we believe separate financial statements and other disclosures regarding the Subsidiary Guarantors are not material to investors. Furthermore, there are no significant legal restrictions on the Parent’s ability to obtain funds from its subsidiaries by dividend or loan.

The guarantees by the Subsidiary Guarantors may be released and discharged upon: (1) any sale, exchange or transfer of all of the capital stock of a Subsidiary Guarantor; (2) the merger or consolidation of a Subsidiary Guarantor with a Subsidiary Issuer or any other Subsidiary Guarantor; (3) the proper designation of any Subsidiary Guarantor by the Subsidiary Issuers as “unrestricted” for covenant purposes under the indenture governing the 2011 and 2012 Senior Unsecured Notes; (4) the legal defeasance or covenant defeasance or satisfaction and discharge of the indenture; (5) a liquidation or dissolution of a Subsidiary Guarantor permitted under the indenture governing the 2011 and 2012 Senior Unsecured Notes; or (6) the release or discharge of the Subsidiary Guarantor from its guarantee obligations under our revolving credit facility.

Subsequent to March 31, 2012, certain of our subsidiaries were re-designated as non-guarantors of our 2011 and 2012 Senior Unsecured Notes as the underlying properties were sold in 2012. With these re-designations, we have restated the 2012 consolidating financial information below to reflect these changes.

We have revised our condensed consolidating balance sheets as of March 31, 2013, December 31, 2012 and 2011 to adjust negative net intercompany receivables (payable) balances from Total Assets to Total Liabilities. The impact of this revision, was to increase total assets (and, correspondingly increase total liabilities) as of March 31, 2013, December 31, 2012 and 2011 for Subsidiaries Guarantors by $983.8 million, $1,010.4 and $888.9 million, respectively, and also to increase total assets (and, correspondingly increase total liabilities) for Non-Guarantor Subsidiaries to $391.7 million, $390.9 million and $5.5 million, respectively, with an offset to Eliminations. This revision is not material to the related condensed consolidating financial statements for any prior periods and had no impact on our consolidated balance sheet. As prior period financial information is presented in future filings, we will similarly revise the condensed consolidating balance sheets.

Condensed Consolidated Balance Sheets

March 31, 2013

(in thousands)

	Parent	Subsidiary Issuers	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Total Consolidated
Assets
Real estate assets
Land, buildings and improvements and intangible lease assets	$—	$42	$1,227,925	$65,946	$—	$1,293,913
Mortgage loans	—	—	268,650	100,000	—	368,650
Net investment in direct financing leases	—	—	110,529	205,110	—	315,639

Gross investment in real estate assets	—	42	1,607,104	371,056	—	1,978,202
Accumulated depreciation and amortization	—	—	(128,504)	(6,876)	—	(135,380)

Net investment in real estate assets		42	1,478,600	364,180	—	1,842,822
Cash and cash equivalents	—	73,827	1,566	282	—	75,675
Interest and rent receivables	—	316	29,825	19,697	—	49,838
Straight-line rent receivables	—	—	31,640	6,921	—	38,561
Other loans	—	178	—	157,775	—	157,953
Net intercompany receivable	29,881	1,345,609	—	—	(1,375,490)	—
Investment in subsidiaries	1,221,960	689,785	42,743	—	(1,954,488)	—
Other assets	—	29,764	3,033	29,550	—	62,347

Total Assets	$1,251,841	$2,139,521	$1,587,407	$578,405	$(3,329,978)	$2,227,196

Liabilities and Equity
Liabilities
Debt, net	$—	$886,000	$—	$14,134	$—	$900,134
Accounts payable and accrued expenses	30,270	31,578	3,400	372	—	65,620
Net intercompany payable	—	—	983,802	391,688	(1,375,490)	—
Deferred revenue	—	(17)	18,800	601	—	19,384
Lease deposits and other obligations to tenants	—	—	18,979	1,508	—	20,487

Total liabilities	30,270	917,561	41,179	408,303	(1,375,490)	1,005,625

Total equity	1,221,571	1,221,960	562,426	170,102	(1,954,488)	1,221,571

Total Liabilities and Equity	$1,251,841	$2,139,521	$1,587,407	$578,405	$(3,329,978)	$2,227,196

Condensed Consolidated Statements of Income

For the Three Months Ended March 31, 2013

(in thousands)

	Parent	Subsidiary Issuers	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Total Consolidated
Revenues
Rent billed	$—	$—	$30,436	$4,505	$(2,635)	$32,306
Straight-line rent	—	—	2,287	374	—	2,661
Income from direct financing leases	—	—	8,204	5,485	(4,933)	8,756
Interest and fee income	—	5,057	9,218	7,531	(7,089)	14,717

Total revenues	—	5,057	50,145	17,895	(14,657)	58,440
Expenses
Real estate depreciation and amortization	—	—	8,222	425	—	8,647
Property-related	—	172	196	7,616	(7,569)	415
General and administrative	—	6,744	—	1,074	—	7,818
Acquisition expenses	—	191	—	—	—	191

Total operating expenses	—	7,107	8,418	9,115	(7,569)	17,071

Operating income	—	(2,050)	41,727	8,780	(7,088)	41,369
Other income (expense)
Other income (expense)	—	(22)	1	(204)	—	(225)
Earning from equity and other interests	—	—	—	492	—	492
Interest income (expense)	—	(15,517)	310	(7,305)	7,088	(15,424)

Net other income (expense)	—	(15,539)	311	(7,017)	7,088	(15,157)

Income (loss) from continuing operations	—	(17,589)	42,038	1,763	—	26,212
Income (loss) from discontinued operations	—	—	(4)	2	—	(2)
Equity in earnings of consolidated subsidiaries net of income taxes	26,210	43,799	1,121	—	(71,130)	—

Net income	26,210	26,210	43,155	1,765	(71,130)	26,210
Net income (loss) attributable to non-controlling interests	(54)	(54)	—	—	54	(54)

Net income attributable to MPT common stockholders	$26,156	$26,156	$43,155	$1,765	$(71,076)	$26,156

Condensed Consolidated Statements of Comprehensive Income

For the Three Months Ended March 31, 2013

(in thousands)

	Parent	Subsidiary Issuers	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Total Consolidated
Net income	$26,210	$26,210	$43,155	$1,765	$(71,130)	$26,210
Other comprehensive income:
Unrealized gain on interest rate swap	827	827	—	—	(827)	827

Total comprehensive income	27,037	27,037	43,155	1,765	(71,957)	27,037
Comprehensive income attributable to non-controlling interests	(54)	(54)	—	—	54	(54)

Comprehensive income attributable to MPT common stockholders	$26,983	$26,983	$43,155	$1,765	$(71,903)	$26,983

Condensed Consolidated Statements of Cash Flows

For the Three Months Ended March 31, 2013

(in thousands)

	Parent	Subsidiary Issuers	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Total Consolidated
Operating Activities
Net cash provided by (used in) operating activities	$213	$(9,099)	$37,282	$(1,345)	$—	$27,051
Investing Activities
Principal received on loans receivable	—	—	—	2,090	—	2,090
Investments in and advances to subsidiaries	(145,408)	27,048	(26,789)	(46)	145,195	—
Investments in loans receivable	—	—	—	(800)	—	(800)
Construction in progress and other	—	331	(13,268)	(589)	—	(13,526)

Net cash provided by (used in) investing activities	(145,408)	27,379	(40,057)	655	145,195	(12,236)
Financing Activities
Revolving credit facilities, net	—	(125,000)	—	—	—	(125,000)
Payments of term debt	—	—	—	(64)	—	(64)
Distributions paid	(27,719)	(27,786)	—	—	27,719	(27,786)
Proceeds from sale of common shares/units, net of offering costs	172,914	172,914	—	—	(172,914)	172,914
Lease deposits and other obligations to tenants	—	—	2,776	773	—	3,549
Debt issuance costs paid and other financing activities	—	(64)	—	—	—	(64)

Net cash provided by financing activities	145,195	20,064	2,776	709	(145,195)	23,549

Increase in cash and cash equivalents for period	—	38,344	1	19	—	38,364
Cash and cash equivalents at beginning of period	—	35,483	1,565	263	—	37,311

Cash and cash equivalents at end of period	$—	$73,827	$1,566	$282	$—	$75,675

Condensed Consolidated Balance Sheets

December 31, 2012

(in thousands)

	Parent	Subsidiary Issuers	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Total Consolidated
Assets
Real estate assets
Land, buildings and improvements and intangible lease assets	$—	$28	$1,214,740	$65,947	$—	$1,280,715
Mortgage loans	—	—	268,650	100,000	—	368,650
Net investment in direct financing leases	—	—	110,155	204,257	—	314,412

Gross investment in real estate assets	—	28	1,593,545	370,204	—	1,963,777
Accumulated depreciation and amortization	—	—	(120,282)	(6,452)	—	(126,734)

Net investment in real estate assets	—	28	1,473,263	363,752	—	1,837,043
Cash and cash equivalents	—	35,483	1,565	263	—	37,311
Interest and rent receivables	—	212	29,315	15,762	—	45,289
Straight-line rent receivables	—	—	29,314	6,546	—	35,860
Other loans	—	177	—	159,066	—	159,243
Net intercompany receivable	27,393	1,373,941	—	—	(1,401,334)	—
Investment in subsidiaries	1,050,204	647,029	42,666	—	(1,739,899)	—
Other assets	—	31,097	1,522	31,521	—	64,140

Total Assets	$1,077,597	$2,087,967	$1,577,645	$576,910	$(3,141,233)	$2,178,886

Liabilities and Equity
Liabilities
Debt, net	$—	$1,010,962	$—	$14,198	$—	$1,025,160
Accounts payable and accrued expenses	27,783	26,658	10,492	1,028	—	65,961
Net intercompany payable	—	—	1,010,400	390,934	(1,401,334)	—
Deferred revenue	—	143	19,643	823	—	20,609
Lease deposits and other obligations to tenants	—	—	16,607	735	—	17,342

Total liabilities	27,783	1,037,763	46,742	16,784	1,401,334	1,129,072

Total Equity	1,049,814	1,050,204	520,503	169,192	(1,739,899)	1,049,814

Total Liabilities and Equity	$1,077,597	$2,087,967	$567,245	$576,910	$3,141,233	$2,178,886

Condensed Consolidated Statements of Income

For the Three Months Ended March 31, 2012

(in thousands)

	Parent	Subsidiary Issuers	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Total Consolidated
Revenues
Rent billed	$—	$—	$28,480	$4,132	$(2,460)	$30,152
Straight-line rent	—	—	990	369	—	1,359
Income from direct financing leases	—	—	1,653	1,835	(1,653)	1,835
Interest and fee income	—	2,944	5,194	3,406	(3,623)	7,921

Total revenues	—	2,944	36,317	9,742	(7,736)	41,267
Expenses
Real estate depreciation and amortization	—	—	7,868	425	—	8,293
Property-related	—	131	98	4,112	(4,114)	227
General and administrative	—	6,962	—	630	—	7,592
Acquisition expenses	—	3,425	—	—	—	3,425

Total operating expenses	—	10,518	7,966	5,167	(4,114)	19,537

Operating income (expense)	—	(7,574)	28,351	4,575	(3,622)	21,730
Other income (expense)
Other income (expense)	—	(14)	—	(1)	—	(15)
Interest income (expense)	—	(12,788)	224	(3,854)	3,622	(12,796)

Net other income (expense)	—	(12,802)	224	(3,855)	3,622	(12,811)

Income (loss) from continuing operations	—	(20,376)	28,575	720	—	8,919
Income (loss) from discontinued operations	—	—	(115)	1,802	—	1,687
Equity in earnings of consolidated subsidiaries net of income taxes	10,606	30,982	1,121	—	(42,709)	—

Net income	10,606	10,606	29,581	2,522	(42,709)	10,606
Net income attributable to non-controlling interests	(42)	(42)	—	—	42	(42)

Net income attributable to MPT common stockholders	$10,564	$10,564	$29,581	$2,522	$(42,667)	$10,564

Condensed Consolidated Statements of Comprehensive Income

For the Three Months Ended March 31, 2012

(in thousands)

	Parent	Subsidiary Issuers	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Total Consolidated
Net income	$10,606	$10,606	$29,581	$2,522	$(42,709)	$10,606
Other comprehensive income:
Unrealized gain on interest rate swap	499	499	—	—	(499)	499

Total comprehensive income	11,105	11,105	29,581	2,522	(43,208)	11,105
Comprehensive income attributable to non-controlling interests	(42)	(42)	—	—	42	(42)

Comprehensive income attributable to MPT common stockholders	$11,063	$11,063	$29,581	$2,522	$(43,166)	$11,063

Condensed Consolidated Statements of Cash Flows

For the Three Months Ended March 31, 2012

(in thousands)

	Parent	Subsidiary Issuers	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Total Consolidated
Operating Activities
Net cash provided by (used in) operating activities	$395	$(11,062)	$33,049	$970	$—	$23,352
Investing Activities
Cash paid for acquisition and other related investments	—	—	(200,000)	(196,500)	—	(396,500)
Principal received on loans receivable	—	—	—	1,184	—	1,184
Investments in and advances to subsidiaries	(198,243)	(406,447)	213,489	193,353	197,848	—
Construction in progress and other	—	(490)	(6,590)	987	—	(6,093)

Net cash provided by (used in) investing activities	(198,243)	(406,937)	6,899	(976)	197,848	(401,409)
Financing Activities
Revolving credit facilities, net	—	(50,000)	(39,600)	—	—	(89,600)
Additions to term debt	—	300,000	—	—	—	300,000
Payments of term debt	—	—	—	(58)	—	(58)
Distributions paid	(22,345)	(22,412)	—	—	22,345	(22,412)
Proceeds from sale of common shares/units, net of offering costs	220,193	220,193	—	—	(220,193)	220,193
Lease deposits and other obligations to tenants	—	—	(193)	83	—	(110)
Debt issuance costs paid and other financing activities	—	(6,162)	—	(20)	—	(6,182)

Net cash provided by financing activities	197,848	441,619	(39,793)	5	(197,848)	401,831

Increase in cash and cash equivalents for period	—	23,620	155	(1)	—	23,774
Cash and cash equivalents at beginning of period	—	101,230	1,409	87	—	102,726

Cash and cash equivalents at end of period	$—	$124,850	$1,564	$86	$—	$126,500